Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting
Schedule of reportable segments for purposes of assessing performance

	2023			2022
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$1,011.3	$207.7	$1,219.0	$982.1	$333.6	$1,315.7

Expenses
Costs of sales	$166.6	$12.7	$179.3	$160.3	$16.6	$176.9
Depletion and depreciation	209.9	62.5	272.4	217.6	68.0	285.6
Segment gross profit	$634.8	$132.5	$767.3	$604.2	$249.0	$853.2

	2023	2022
Total segment gross profit	$767.3	$853.2

Other operating expenses (income)
General and administrative expenses	$24.5	$22.5
Share-based compensation expense	4.4	10.1
Impairment losses	1,173.3	—
Gain on sale of royalty interest	(3.7)	—
Gain on sale of gold bullion	(3.9)	(0.7)
Depreciation	0.7	0.6
Foreign exchange gain and other income	(14.4)	(3.6)
(Loss) income before finance items and income taxes	$(413.6)	$824.3

Finance items
Finance income	$52.3	$12.6
Finance expenses	(2.9)	(3.2)
Net (loss) income before income taxes	$(364.2)	$833.7

Schedule of geographical revenue and royalty, stream and working interests information

	2023	2022
Latin America
Panama	$248.9	$223.3
Peru	194.3	186.0
Chile	136.1	128.8
Brazil	35.1	40.7
Other	73.1	81.0
United States	208.0	327.5
Canada	177.1	205.9
Rest of World	146.4	122.5
	$1,219.0	$1,315.7

	2023	2022
Latin America
Brazil	$726.2	$476.1
Peru	702.6	769.6
Chile	539.1	469.0
Panama	-	1,219.7
Other	139.1	138.8
United States	1,109.1	1,143.3
Canada	658.8	542.6
Rest of World	152.2	168.4
	$4,027.1	$4,927.5